Balance Sheets	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
CURRENT ASSETS:
Cash	¥ 337,911,102	$ 2,144,923	¥ 177,886,393
Time deposit	100,000,000	634,759
Digital assets	44,662	283	750,307
Accounts receivable, net	40,711,929	258,423	30,934,916
Contract assets	40,359,303	256,184
Prepayments	8,227,532	52,225	2,591,297
Short-term deposits	3,096,509	19,655	3,096,509
Income tax receivable	325	2	19,147,994
Other current assets, net	39,600	253	275,577
TOTAL CURRENT ASSETS	530,390,962	3,366,707	234,682,993
Property and equipment, net	1,319,884	8,378	2,067,013
Operating lease right-of-use assets	11,711,000	74,337	3,467,368
Deferred initial public offering (“IPO”) costs			212,160,121
Long-term deposits	657,740	4,175	657,740
Restricted cash	31,486,253	199,862
TOTAL ASSETS	575,565,839	3,653,459	453,035,235
LIABILITIES AND SHAREHOLDERS’ EQUITY CURRENT LIABILITIES:
Bank loans – current portion, net	119,189,500	756,567	123,819,000
Other payables and accrued liabilities	65,573,842	416,236	47,250,464
Operating lease liabilities, current	8,239,009	52,298	3,467,368
Income taxes payable			145,000
Contract liabilities			1,397,470
TOTAL CURRENT LIABILITIES	193,002,351	1,225,101	176,079,302
Bank loans – non-current, net	49,063,000	311,432	68,252,500
Operating lease liabilities, non-current	2,775,741	17,619
Deferred tax liabilities – non-current			188,496
TOTAL LIABILITIES	244,841,092	1,554,152	244,520,298
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 13,839,400 and 15,076,900 shares issued and outstanding as of April 30, 2023 and 2024	50,000,000	317,380	100,000,000
Additional paid-in capital	2,210,480,581	14,031,234	1,702,120,099
Accumulated deficit	(1,929,755,834)	(12,249,307)	(1,593,605,162)
TOTAL SHAREHOLDERS’ EQUITY	330,724,747	2,099,307	208,514,937
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 575,565,839	$ 3,653,459	¥ 453,035,235